N-2	6 Months Ended
Feb. 28, 2026
Cover [Abstract]
Entity Central Index Key	0000833040
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Franklin Universal Trust
Document Period End Date	Feb. 28, 2026